CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (10,589)	$ (9,771)	$ (8,826)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		147	157	130
Share-based compensation		(65)	726	1,209
Financial Expenses (income), net		67	(165)	(56)
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets		(13)	(164)	438
Increase (decrease) in trade accounts payable, accruals and other current liabilities		416	275	(252)
Increase (decrease) in employees and payroll accruals		258	(126)	(510)
Decrease in royalties provision		(255)	(82)	(56)
Net cash used in operating activities		(10,034)	(9,150)	(7,923)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(94)	(231)	(166)
Proceeds from (Investment in) short-term bank deposit		(5,629)		4,811
Net cash provided by (used in) investing activities		(5,723)	(231)	4,645
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares			196	117
Issuance of ordinary shares in the RD Offerings, net of issuance expenses		(30)	4,379	5,307
Issuance of ordinary shares in the 2018 Public Offering		17,792
Net cash provided by financing activities		17,762	4,575	5,424
Effect of exchange rate changes on cash and cash equivalents		(80)	164	55
Net increase (decrease) in cash, cash equivalents and restricted cash		1,925	(4,642)	2,201
Cash, cash equivalents and restricted cash at the beginning of the year		6,997	11,639	9,438	[1]
Cash, cash equivalents and restricted cash at the end of the year		8,922	6,997	11,639
Supplemental disclosure of non-cash flow information
Cashless exercise of warrants to purchase ordinary shares into ordinary shares		33	8	23
Purchase of property and equipment		3	15	8
Issuance expenses	[2]		30	47
Supplemental disclosure of cash flow information
Cash paid for income taxes		$ 5	$ 3	$ 8

[1]	Reclassified
[2]	Represents warrants issued to placement agent as part of issuance expenses